Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 449
Additions from acquisition	34
Property, plant and equipment at end of period	517	$ 449
Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	233
Additions from acquisition	15
Property, plant and equipment at end of period	252	233
Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	18
Property, plant and equipment at end of period	20	18
Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	85
Property, plant and equipment at end of period	84	85
Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	97
Property, plant and equipment at end of period	111	97
Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	33
Property, plant and equipment at end of period	37	33
Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	449
Property, plant and equipment at end of period	517	449
Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	216
Property, plant and equipment at end of period	265	216
At cost | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	477	424
Additions	79	92
Additions from acquisition		3
Dispositions, retirements and other	10	(24)
Transfers	0	0
Foreign exchange	2	(18)
Property, plant and equipment at end of period	563	477
At cost | Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	49	48
Additions	3	1
Additions from acquisition	0	0
Dispositions, retirements and other	0	(1)
Transfers	7	3
Foreign exchange	0	(2)
Property, plant and equipment at end of period	59	49
At cost | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	138	119
Additions	3	8
Additions from acquisition	10	2
Dispositions, retirements and other	1	(8)
Transfers	8	22
Foreign exchange	1	(5)
Property, plant and equipment at end of period	159	138
At cost | Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	257	231
Additions	19	22
Additions from acquisition	5	1
Dispositions, retirements and other	9	(15)
Transfers	35	27
Foreign exchange	1	(9)
Property, plant and equipment at end of period	308	257
At cost | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	33	26
Additions	54	61
Additions from acquisition	0	0
Dispositions, retirements and other	0	0
Transfers	(50)	(52)
Foreign exchange	0	(2)
Property, plant and equipment at end of period	37	33
At cost | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	862	741
Additions	171	179
Additions from acquisition		5
Dispositions, retirements and other	23	(35)
Transfers	0	0
Foreign exchange	6	(28)
Property, plant and equipment at end of period	1,050	862
At cost | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	385	317
Additions	92	87
Additions from acquisition	19	2
Dispositions, retirements and other	13	(11)
Transfers	0	0
Foreign exchange	4	(10)
Property, plant and equipment at end of period	487	385
Accumulated depreciation | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(244)	(209)
Dispositions, retirements and other	(10)	(24)
Foreign exchange	1	(8)
Depreciation	76	67
Property, plant and equipment at end of period	(311)	(244)
Accumulated depreciation | Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(31)	(26)
Dispositions, retirements and other	0	1
Foreign exchange	0	(1)
Depreciation	8	7
Property, plant and equipment at end of period	(39)	(31)
Accumulated depreciation | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(53)	(45)
Dispositions, retirements and other	1	8
Foreign exchange	1	(1)
Depreciation	22	17
Property, plant and equipment at end of period	(75)	(53)
Accumulated depreciation | Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	(160)	(138)
Dispositions, retirements and other	9	15
Foreign exchange	0	(6)
Depreciation	46	43
Property, plant and equipment at end of period	(197)	(160)
Accumulated depreciation | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	0	0
Dispositions, retirements and other	0	0
Foreign exchange	0	0
Depreciation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(413)	(336)
Dispositions, retirements and other	(23)	(35)
Foreign exchange	2	(12)
Depreciation	141	124
Property, plant and equipment at end of period	(533)	(413)
Accumulated depreciation | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(169)	(127)
Dispositions, retirements and other	13	11
Foreign exchange	1	(4)
Depreciation	65	57
Property, plant and equipment at end of period	$ (222)	$ (169)